Note Payable (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 28, 2018	Sep. 30, 2019	Sep. 30, 2019	Mar. 31, 2019
Note Payable (Textual)
Line of credit facility		$ 525	$ 525	$ 905
Annual Interest rate, percentage	3.50%		10.00%
Payment of arrangement fee	$ 300
Loan settlement, description	The Company agrees that within five days of receipt by Zest Labs or the Company of any settlement proceeds from the Zest Litigation, the Company will pay or cause to be paid over to lender an additional fee in an amount equal to (i) 0.50 multiplied by (ii) the highest aggregate principal balance of the loans over the life of the loans through the date of the payment from settlement proceeds; provided, however, that such additional fee shall not exceed the amount of the settlement proceeds.
Proceeds from initial advance	$ 1,000			$ 350
Interest expenses		$ 60	$ 122
Loan And Security Agreement [Member]
Note Payable (Textual)
Line of credit facility	$ 10,000
Annual Interest rate, percentage	12.00%
Loans payable to lender, description	The Company is able to request draws from the lender up to $1,000 with a cap of $10,000, including the $1,000 advanced on December 28, 2018 and an additional $350 advanced through March 31, 2019, and an additional $985 advanced during the six months ended september 30, 2019. If principal is prepaid, the loans may not be re-borrowed and the cap of $10,000 shall be reduced. The Company may make a request for a loan or loans from the lender, at any one time and from time to time, from the date of the Agreement until the earlier of (i) demand by the lender or (ii) December 27, 2020 or the earlier termination of the Agreement pursuant to the terms thereof. Loans made pursuant to the Agreement are secured by a security interest in the Company’s collateral held with the lender and guaranteed by the Company’s subsidiary, Zest Labs.